ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 12, 2020 shares	Oct. 08, 2020 shares	Oct. 31, 2020 shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Class of Stock [Line Items]
Ordinary shares issued at par value | $ / shares				$ 0.0001		$ 0.0001
Aggregate carrying value				$ 26,296	¥ 171,580
Number of shares authorized						500,000,000
Ordinary shares shares issued						215,053,763
Ordinary shares, shares outstanding						215,053,763
Class A ordinary shares
Class of Stock [Line Items]
Share issuance upon IPO net of issuance cost (Note 12) (in shares)	5,250,000	35,000,000
Shares converted			11,318,619	11,318,619	11,318,619
Common shares, votes per share | Vote				1
Number of shares authorized				700,000,000
Ordinary shares shares issued				122,622,382
Ordinary shares, shares outstanding				122,622,382
Class B ordinary shares
Class of Stock [Line Items]
Common shares, votes per share | Vote				10
Number of shares authorized				200,000,000
Ordinary shares shares issued				144,000,000
Ordinary shares, shares outstanding				144,000,000
ADS
Class of Stock [Line Items]
Share issuance upon IPO net of issuance cost (Note 12) (in shares)	1,050,000	7,000,000
Shares of such class
Class of Stock [Line Items]
Number of shares authorized				100,000,000
Ordinary shares
Class of Stock [Line Items]
Share issuance upon IPO net of issuance cost (Note 12) (in shares)				40,250,000	40,250,000
Shares converted				11,318,619	11,318,619
Aggregate carrying value | ¥					¥ 8
Number of shares authorized				1,000,000,000
Ordinary shares shares issued						215,053,763
Ordinary shares, shares outstanding				266,622,382		215,053,763	160,000,000	160,000,000
Ordinary shares | Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares shares issued				122,622,382
Ordinary shares | Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares outstanding				144,000,000